Contingent Assets and Liabilities, Provisions and Legal Obligations	12 Months Ended
Dec. 31, 2018
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Contingent Assets and Liabilities, Provisions and Legal Obligations

Note 29 - Contingent Assets and Liabilities, Provisions and Legal Obligations

ITAÚ UNIBANCO HOLDING, as a result of the ordinary course of its business, may be a party to legal lawsuits of labor, civil and tax nature. The contingencies related to these lawsuits are classified as follows:

a) Contingent Assets: There are no contingent assets recorded.

b) Provisions and contingencies: The criteria to quantify of provisions for contingencies are adequate in relation to the specific characteristics of civil, labor and tax lawsuits portfolios, as well as other risks, taking into consideration the opinion of its legal advisors, the nature of the lawsuits, the similarity with previous lawsuits and the prevailing previous court decisions. A provision is recognized whenever the loss is classified as probable.

Legal liabilities arise from lawsuits filed to discuss the legality and unconstitutionality of the legislation in force, being subject to an accounting provision.

I-	Civil lawsuits

In general, provisions and contingencies arise from claims related to the revision of contracts and compensation for damages and pain and suffering and the lawsuits are classified as follows:

Collective lawsuits: Related to claims of a similar nature and with individual amounts that are not considered significant. Provisions are determined on a monthly basis and the expected amount of losses is accrued according to statistical references that take into account the nature of the lawsuit and the characteristics of the court (Small Claims Court or Regular Court). Contingencies and provisions are adjusted to reflect the amounts deposited as guarantee for their execution when realized.

Individual lawsuits: Related to claims with unusual characteristics or involving significant amounts, these are periodically calculated based on the calculation of the amount claimed. The amounts considered as probable losses are recorded as provisions.

ITAÚ UNIBANCO HOLDING, despite having complied with the rules in force at the time, is a defendant in lawsuits filed by individuals referring to collection of inflation adjustments to savings accounts resulting from economic plans implemented in the decades of 1980 and 1990, as well as in collective lawsuits filed by: (i) consumer protection associations; and (ii) the Public Attorney’s Office, on behalf of the savings accounts holders. ITAÚ UNIBANCO HOLDING recognizes provisions upon receipt of summons, as well as at the time individuals demand the enforcement of the decision rendered by the Judiciary power, using the same criteria adopted to determine provisions for individual lawsuits.

The Federal Supreme Court (STF) has issued some decisions favorable to savings account holders, but it has not established its understanding with respect to the constitutionality of the economic plans and their applicability to savings accounts. Currently, the appeals involving these matters are suspended, as determined by the STF, until it pronounces a final decision.

In December 2017, through mediation of the Federal Attorney’s Office (AGU) and supervision of the BACEN, savers (represented by two civil associations, FEBRAPO and IDEC) and FEBRABAN entered into an instrument of agreement aiming at resolving lawsuits related to economic plans, and ITAÚ UNIBANCO HOLDING has already adhered to its terms. Said agreement was approved on March 1, 2018, by the Plenary Session of the Federal Supreme Court (STF) and, savers may adhere to their terms for a 24-month period, counted as from May 22, 2018 with the subsequent conclusion of lawsuits.

II-	Labor claims

Provisions and Contingencies arise from lawsuits in which labor rights provided for in labor legislation specific to the related profession are discussed, such as: overtime, salary equalization, reinstatement, transfer allowance, pension plan supplement, among others, are discussed. These lawsuits are classified as follows:

Collective lawsuits: related to claims considered similar and with individual amounts that are not considered relevant. The expected amount of loss is determined and accrued on a monthly basis in accordance with a statistical share pricing model and is reassessed taking into account the court rulings. Provisions and contingencies are adjusted to the amounts deposited as guarantee for their execution when realized.

Individual lawsuits: related to claims with unusual characteristics or involving significant amounts. These are periodically calculated based on the calculation of the amount claimed.

III-	Other Risks

These are quantified and accrued mainly based on the evaluation of rural credit transactions with joint liability and FCVS (salary variations compensation fund) credits assigned to Banco Nacional.

Below are the changes in civil, labor and other risks provisions:

	01/01 to 12/31/2018
	Civil	Labor	Other	Total
Opening balance	5,300	7,283	150	12,733
(-) Guaranteed Provisions by indemnity clause (Note 2.4.n)	(243)	(998)	0	(1,241)
Subtotal	5,057	6,285	150	11,492
Interest (Note 23)	145	508	0	653
Changes in the period reflected in results (Note 23)	319	1,982	423	2,724

Increase (*)	774	2,152	425	3,351
Reversal	(455)	(170)	(2)	(627)
Payment	(1,321)	(2,911)	0	(4,232)
Subtotal	4,200	5,864	573	10,637
(+) Guaranteed Provisions by indemnity clause (Note 2.4.n)	226	957	0	1,183
Closing balance	4,426	6,821	573	11,820

Current	1,350	2,911	573	4,834
Non-current	3,076	3,910	0	6,986

Escrow deposits at 12/31/2018 (Note 18a)	1,574	2,302	0	3,876

(*)	Civil provisions include the provision for economic plans amounting to R$ (184).

	01/01 to 12/31/2017
	Civil	Labor	Other	Total
Opening balance	5,172	7,232	259	12,663
Effect of change in consolidation criteria	(1)	—	—	(1)
Balance arising from the merger with Corpbanca (Note 3a)	39	284	—	323
(-) Guaranteed Provisions by indemnity clause (Note 2.4.n)	(256)	(1,066)	—	(1,322)
Subtotal	4,954	6,450	259	11,663
Interest (Note 23)	99	613	—	712
Changes in the period reflected in results (Note 23)	1,420	2,357	(109)	3,668

Increase (*)	1,962	2,592	4	4,558
Reversal	(542)	(235)	(113)	(890)
Payment	(1,416)	(3,135)	—	(4,551)
Subtotal	5,057	6,285	150	11,492
(+) Guaranteed Provisions by indemnity clause (Note 2.4.n)	243	998	—	1,241
Closing balance	5,300	7,283	150	12,733

Current	1,450	3,144	150	4,744
Non-current	3,850	4,139	—	7,989

Escrow deposits at 12/31/2017 (Note 18a)	1,457	2,200	—	3,657

(*)	Civil provisions include the provision for economic plans amounting to R$ 184.

IV- Tax proceedings and legal obligations

Provisions correspond to the principal amount of taxes involved in tax, administrative or judicial lawsuits, subject to tax assessment notices, plus interest and, when applicable, fines and charges.

The table below shows the changes in the provisions:

	01/01 to 12/31/2018	01/01 to 12/31/2017

Opening balance	7,003	8,246
(-) Provisions guaranteed by indemnity clause (Note 2.4 n)	(66)	(69)
Subtotal	6,937	8,177
Interest (*)	384	613
Changes in the period reflected in results	(259)	(27)

Increase (*)	392	452
Reversal (*)	(651)	(479)
Payment	(337)	(1,826)
Subtotal	6,725	6,937
(+) Provisions guaranteed by indemnity clause (Note 2.4 n)	68	66
Closing balance	6,793	7,003

Current	107	230
Non-current	6,686	6,773

(*)	The amounts are included in the headings Tax Expenses, General and Administrative Expenses and Current Income Tax and Social Contribution.

Escrow deposits	01/01 to 12/31/2018	01/01 to 12/31/2017

Opening balance	5,170	4,847
Appropriation of interest	199	344
Changes in the period	(22)	(3)

Deposits made	251	240
Withdrawals	(48)	(202)
Deposits released	(225)	(41)
Closing balance	5,347	5,188

Reclassification of assets pledged as collateral for contingencies (Note 29e)	(1)	(18)
Closing balance after reclassification (Note 18a)	5,346	5,170

The main discussions related to Tax and Tax Lawsuits and Legal Obligations are described below:

•

CSLL – Isonomy – R$ 1,340: discussing the lack of constitutional support for the increase, establishes by Law nº 11,727/08, of the CSLL rate for financial and insurance companies from 9% to 15%. The balance of the deposit in court totals R$ 1,324;

•	INSS – Non-compensatory amounts – R$ 660: the non-levy of social security contribution on amounts paid as profit sharing is defended;

•	PIS and COFINS – Calculation basis – R$ 636: defending the levy of PIS and COFINS on revenue, a tax on revenue from the sales of assets and services. The balance of the deposit in court totals R$ 612.

c)	Off-balance sheet contingencies

The amounts involved in administrative and judicial challenges with estimated risk of possible loss are subject to accounting provision and are basically composed of:

I- Civil and Labor Claims

In Civil Lawsuits with possible loss, total estimated risk is R$ 3,879 (R$ 3,494 at December 31, 2017), and in this amount there are no values arising from interest in Joint Ventures.

For Labor Claims with possible loss, estimated risk is R$ 177 (R$ 122 at December 31, 2017).

II - Tax proceedings

The tax proceedings of possible loss totaled R$ 27,530, and the main discussions are described below:

•	INSS – Non-compensatory amounts – R$ 5,373: defends the non-levy of this contribution on these amounts, among which are profit sharing, stock options, transportation vouchers and sole bonuses;

•

IRPJ, CSLL, PIS and COFINS – Funding Expenses – R$ 3,930: the deductibility of funding expenses (Interbank expenses), related to funds that were capitalized between Group companies, is being challenged;

•	PIS and COFINS - Reversal of Revenues from Depreciation in Excess – R$ 3,205: discussing the accounting and tax treatment granted to PIS and COFINS upon settlement of leasing operations;

•	IRPJ and CSLL – Goodwill – Deduction – R$ 2,704: the deductibility of goodwill with future expected profitability on the acquisition of investments;

•	IRPJ, CSLL, PIS and COFINS – Requests for offsetting dismissed - R$ 1,695: cases in which the liquidity and the ability of offset credits are discussed;

•

IRPJ and CSLL – Interest on capital – R$ 1,510: defending the deductibility of interest on capital declared to stockholders based on the Brazilian long term interest rate (TJLP) on the stockholders’ equity for the year and for prior years;

•

ISS – Banking Institutions – R$ 1,166: these are banking operations, revenue from which may not be interpreted as prices for services rendered, and/or which arises from activities not listed under Supplementary Law No. 116/03 or Decree Law No. 406/68;

•

IRPJ and CSLL – Disallowance of Losses – R$ 1,112: discussion on the amount of tax loss (IRPJ) and/or social contribution (CSLL) tax loss carryforwards used by the Federal Revenue Service when drawing up tax assessment notes that are still pending a final decision;

•

IRPJ and CSLL – Deductibility of Losses in Credit Operations – R$ 757 – Assessments to require the payment of IRPJ and CSLL due to the alleged non-observance of the legal criteria for the deduction of losses upon the receipt of credits.

d)	Accounts Receivable – Reimbursement of Provisions

The receivables balance arising from reimbursements of contingencies totals R$ 999 (R$ 1,065 at December 31, 2017)) (Note 18a), arising basically from the collateral established in Banco Banerj S.A. privatization process occurred in 1997, when the State of Rio de Janeiro created a fund to guarantee the equity recomposition in provisions for Civil, Labor and Tax Claims.

e)	Guarantees of contingencies, provisions and legal obligations

The guarantees related to legal proceedings involving ITAÚ UNIBANCO HOLDING and basically consist of:

	12/31/2018	12/31/2017
Financial assets - at fair value through profit or loss and at fair value through other comprehensive income (basically financial treasury bills)	730	962
Escrow deposits (Note 18a)	4,312	4,585

ITAÚ UNIBANCO HOLDING’s provisions for judicial and administrative challenges are long-term, considering the time required for their questioning, and this prevents the disclosure of a deadline for their conclusion.

The legal advisors believe that ITAÚ UNIBANCO HOLDING is not a party to this or any other administrative proceedings or lawsuits that could significantly affect the results of its operations.